Equity (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 58,378	¥ 12,953
Other comprehensive income (loss) before reclassifications	76,573	45,560
Amounts reclassified from accumulated other comprehensive income (loss)	(125)	(135)
Net change during the current period other comprehensive income (loss)	76,448	45,425
Balance at end of year	134,826	58,378
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	54,540	12,636
Other comprehensive income (loss) before reclassifications	76,854	41,904
Amounts reclassified from accumulated other comprehensive income (loss)	(64)
Net change during the current period other comprehensive income (loss)	76,790	41,904
Balance at end of year	131,330	54,540
Net unrealized gains (losses) from securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	4,185	1,187
Other comprehensive income (loss) before reclassifications	3,245	3,145
Amounts reclassified from accumulated other comprehensive income (loss)	(18)	(147)
Net change during the current period other comprehensive income (loss)	3,227	2,998
Balance at end of year	7,412	4,185
Net gains (losses) from derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(24)	242
Other comprehensive income (loss) before reclassifications	(1,065)	(244)
Amounts reclassified from accumulated other comprehensive income (loss)	17	(22)
Net change during the current period other comprehensive income (loss)	(1,048)	(266)
Balance at end of year	(1,072)	(24)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(323)	(1,112)
Other comprehensive income (loss) before reclassifications	(2,461)	755
Amounts reclassified from accumulated other comprehensive income (loss)	(60)	34
Net change during the current period other comprehensive income (loss)	(2,521)	789
Balance at end of year	¥ (2,844)	¥ (323)